Stockholders Equity - Additional Information (Detail)		12 Months Ended
	Nov. 14, 2018	Dec. 31, 2019 $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2018 shares	Dec. 27, 2017 $ / shares
Stockholders' Equity (Textual)
Common stock, issued		7,300,000	29,511,359
Common stock, outstanding		7,300,000	29,511,359
Preferred stock, authorized		1,000,000	1,000,000	1,000,000
Warrant term		5 years	5 years
Warrant price, shares | $ / shares		$ 0.01			$ 0.01
Warrant
Stockholders' Equity (Textual)
Share price, shares | $ / shares			$ 11.50
Class A Common Stock
Stockholders' Equity (Textual)
Common stock, authorized		100,000,000		100,000,000
Common stock, issued		1,017,292		1,017,292
Common stock, outstanding		1,017,292		1,017,291
Description of warrants		The last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Trading period, Number		20
Class A Common Stock | Warrant
Stockholders' Equity (Textual)
Share price, shares | $ / shares		$ 9.20
Gross proceeds from stock issuances		60.00%
Class A Common Stock | Warrant | Minimum
Stockholders' Equity (Textual)
Share price, shares | $ / shares		$ 9.20
Exercise price of the warrants		115.00%
Class A Common Stock | Warrant | Maximum
Stockholders' Equity (Textual)
Share price, shares | $ / shares		$ 18.00
Exercise price of the warrants		180.00%
Class B Common Stock
Stockholders' Equity (Textual)
Common stock, authorized		25,000,000		25,000,000
Common stock, issued		3,593,750		3,593,750
Common stock, outstanding		3,593,750		3,593,750
Class B Common Stock | GA International Services Corp
Stockholders' Equity (Textual)
Description of stock split	1 to 3,593,750